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AVIP Constellation Dynamic Risk Balanced Portfolio
AVIP Constellation Dynamic Risk Balanced Portfolio
Investment Objective
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.
Fees and Expenses of the Portfolio

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. The table does not reflect fees or expenses that may be charged in connection with variable annuities and variable life insurance policies issued by the insurance companies which offer the Portfolio as an underlying investment option. If such charges were included, the following fees and expenses would be higher.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees	AVIP Constellation Dynamic Risk Balanced Portfolio AVIP Constellation Dynamic Risk Balanced Portfolio Shares USD ($)
Shareholder Fees(fees paid directly from your investment):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	AVIP Constellation Dynamic Risk Balanced Portfolio AVIP Constellation Dynamic Risk Balanced Portfolio Shares
Management Fees	0.80%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.04%
Acquired Fund Fees and Expenses	0.04%	[1]
Total Annual Fund Operating Expenses	0.88%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and reflect an annualized estimate in the table.

Example. This Example is intended to help you compare the cost of investing your variable contract assets in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs indicated below do not reflect the additional expenses of variable contracts. These costs would be higher if variable contract charges were added. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
AVIP Constellation Dynamic Risk Balanced Portfolio | AVIP Constellation Dynamic Risk Balanced Portfolio Shares | USD ($)	90	281	488	1,084

Portfolio Turnover. The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 132% of the average value of its portfolio.

Principal Investment Strategies

The Portfolio is actively managed by Constellation Investments, Inc. (“CINV” or “Adviser”), and operates pursuant to a fund-of-funds structure. CINV invests the Portfolio’s assets in a balanced portfolio of equity and fixed income investments and achieves its target allocation through investments in unaffiliated, actively and passively managed U.S. exchange traded funds (“ETFs”), individual securities and derivatives. The Portfolio’s allocation is monitored on a daily basis.

Under normal market conditions, through investment in ETFs, individual securities and derivatives, the Portfolio invests 30-65% of Portfolio assets in equity investments, and at least 25% of Portfolio assets in fixed-income investments and cash equivalents. The equity ETFs in which the Portfolio may invest include ETFs that invest in, among other things, common stock of large, mid and small capitalization companies.

The fixed income ETFs in which the Portfolio may invest include ETFs that invest in, among other things, corporate debt securities, U.S. Government and Agency obligations, mortgage-backed securities, structured securities, credit default swap index (“CDX”) tranches and short-term securities. The fixed income investments in which the Portfolio may invest are not limited by maturity or duration and may include junk bonds, equity tranches and collateralized debt obligations. The Portfolio may also invest directly in individual securities of, and derivatives with exposure to, any of the foregoing asset classes.

U.S. Government Obligations are bonds issued by the US Treasury and Agency Obligations are bonds issued by a U.S. Government Agency. These securities may be issued or guaranteed by the U.S. Government or one of its sponsored entities or may be issued by private companies. Mortgage-Related securities are securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property. A type of mortgage-related security, known as a Government Sponsored Enterprise (“GSE”) Risk-Sharing Bond or Credit Risk Transfer Security (“CRT”), is issued by GSEs (and sometimes banks or mortgage insurers) and structured without any government or GSE guarantee in respect of borrower defaults or underlying collateral. These securities may be rated investment grade or below investment grade and the Portfolio’s investments may vary from the most senior equity tranche in the capital structure to the most junior equity tranche. Structured securities collateralized by an underlying pool of assets such as loans, leases, or receivables. A CDX is an equally-weighted index of credit default swaps designed to track a segment of the credit market (e.g., investment grade, high volatility, below investment grade or emerging markets) and provides investors with exposure to specific issuers of certain debt instruments. Standardized CDX tranches are created and administered by IHS Markit. Investment in CDX tranches provides exposure to certain segments of the CDX’s potential loss distribution, and credit events affect the tranches according to the seniority of the tranche in the loss distribution. The Portfolio may have exposure to any tranche of a CDX, including the lowest level tranche which is referred to as the equity or “first loss” tranche.

In choosing ETF investments, the portfolio managers use a “top down” approach. In other words, the portfolio managers consider factors such as GDP growth, corporate profitability, inflation expectations, monetary policy and macroeconomic factors, among other things, that could broadly affect a given asset class or ETF. In choosing individual securities, the portfolio managers apply a “bottom up” approach. In other words, the portfolio managers look at investments one at a time to determine if an investment is an attractive investment opportunity and if it is consistent with the Portfolio’s investment policies.

CINV also employs a variety of risk management techniques, including hedging, in its strategy, primarily by investing directly in derivative instruments. CINV attempts to reduce the volatility of the Portfolio’s return by using techniques designed to limit downside exposure during periods of equity market declines, and to limit upside exposure during periods of equity market increases. The derivative instruments in which the Portfolio may invest primarily include “long” and “short” positions in futures, options and swap contracts.

The portfolio managers consider a variety of factors in determining whether to sell a security, including changes in market conditions, changes in prospects for the security, alternative investment possibilities and other factors they believe to be relevant.

Principal Risks
Performance

The accompanying bar chart and table provide some indication of the risks of investing in the Portfolio. They show changes in the Portfolio’s performance for each of the last nine years and the Portfolio’s average annual returns for the last one year, five years and since inception compared to those of a broad-based securities market index and a secondary index. The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Variable contract charges are not reflected in the chart or table. If they were, the returns would be less than those shown.

Constellation Investments, Inc. began advising the Portfolio under its current strategy without a sub-adviser on November 25, 2024. From May 1, 2020 through November 25, 2024, the Portfolio was sub-advised by AllianceBernstein L.P. (“AllianceBernstein”) using a different strategy. From May 1, 2014 through April 30, 2020, the Balanced Component of the Portfolio was sub-advised by Janus Henderson Investors US LLC (“Janus”) and the Risk Management Component of the Portfolio was sub-advised by AnchorPath Financial, LLC (“AnchorPath”), using different strategies. Performance returns shown below for those periods prior to November 25, 2024, during which the Portfolio was sub-advised by AllianceBernstein, Janus and AnchorPath are not indicative of returns of the current strategy.

Since inception, the Portfolio’s highest return for a quarter was 11.91%. That was the quarter ended on December 31, 2023. The lowest return for a quarter was -11.12%. That was the quarter ended on June 30, 2022.

The Portfolio’s performance for the quarter ended September 30, 2024 was 6.71%.

To obtain performance information up to the most recent month end, call toll free 877.781.6392.

Average Annual Total Returns As of December 31, 2023
Average Annual Total Returns - AVIP Constellation Dynamic Risk Balanced Portfolio		1 Year	5 Years	Since Inception	Inception Date
AVIP Constellation Dynamic Risk Balanced Portfolio Shares		12.90%	8.97%	7.37%	May 01, 2014
S&P 500® Index	[1]	26.29%	15.69%	9.98%	May 01, 2014
55% S&P 500® Index/ 45% ICE BofA U.S. Broad Market Index	[2]	16.62%	9.26%	7.56%	May 01, 2014
[1]	Primary benchmark.
[2]	Secondary benchmark

AVIP Constellation Dynamic Risk Balanced Portfolio | Risk Lose Money [Member]
You could lose money, or have less return than the market in general, by investing in the Portfolio.
AVIP Constellation Dynamic Risk Balanced Portfolio | Market Risk

Market Risk — A security’s price may change in response to changes in conditions in securities markets in general. Markets tend to move in cycles with periods of rising prices and periods of falling prices. They can decline for many reasons, including adverse political or economic developments domestically or abroad, changes in investor psychology, or heavy institutional selling. In the case of debt securities, changes in the overall level of interest rates affect the security's price. Different types of stocks sometimes shift into and out of favor with investors. For example, at times the market may not favor growth-oriented stocks. Instead, it might favor value stocks or not favor stocks at all. If the Portfolio focuses on a particular investment style, its performance will sometimes be better or worse than the performance of funds focusing on other types of investments. A significant national or international event, natural disaster or widespread health crisis, such as the COVID-19 global pandemic, could cause substantial market volatility, exchange trading suspensions and closures, severe market dislocations and liquidity constraints, impact the ability to complete redemptions, and affect the Portfolio’s performance.

AVIP Constellation Dynamic Risk Balanced Portfolio | Exchange-Traded Funds Risk

Exchange-Traded Funds Risk — ETF shares may trade at a discount or premium to their NAV. Because the value of ETF shares depends on the demand in the market, the adviser may not be able to liquidate the Portfolio's holdings at the most optimal time, adversely affecting performance. ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the ETFs in which the Portfolio invests will incur expenses not incurred by their applicable indices. Each ETF is subject to specific risks, depending on the nature of the fund. A passively managed ETF will typically not sell or remove a holding despite its current or projected underperformance unless it is removed from the index.

AVIP Constellation Dynamic Risk Balanced Portfolio | Fund of Funds Risk

Fund of Funds Risk — The Portfolio’s principal investment strategy involves investing in ETFs. Generally, investors may be able to invest directly in ETFs and may not need to invest through a fund. The cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Investors of the Portfolio will indirectly bear fees and expenses charged by the ETFs in which the Portfolio invests in addition to the Portfolio’s direct fees and expenses. The Portfolio will incur brokerage costs when it purchases shares of investment companies.

AVIP Constellation Dynamic Risk Balanced Portfolio | Interest Rate Risk

Interest Rate Risk — Prices of fixed-income securities rise and fall in response to changes in the interest rates paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer maturities. A wide variety of market factors can affect interest rates. Recent and potential future changes in monetary policy made by central banks and/or their governments are likely to affect the level of interest rates. The Portfolio may be subject to heightened interest rate risk due to certain changes in monetary policy. Rising interest rates may expose fixed-income markets to increased volatility and may reduce the liquidity of certain Portfolio investments. These developments also could cause more fluctuation in the Portfolio’s net asset value or make it more difficult for the Portfolio to accurately value its securities. These developments or others could also cause the Portfolio to face increased shareholder redemptions, which could force the Portfolio to liquidate investments at disadvantageous times or prices, therefore adversely affecting the Portfolio as well as the value of your investment. The amount of assets deemed illiquid remaining within the Portfolio may also increase, making it more difficult to meet shareholder redemptions and further adversely affecting the value of the Portfolio.

AVIP Constellation Dynamic Risk Balanced Portfolio | Credit Risk

Credit Risk — The Portfolio may lose money if the issuer or guarantor of a fixed income security is unable or unwilling to make scheduled interest or principal payments, which may reduce the Portfolio’s income and market value.

AVIP Constellation Dynamic Risk Balanced Portfolio | Risk Management Strategy Risk

Risk Management Strategy Risk — While the Portfolio will invest in derivatives to implement its risk management strategy, there can be no assurance that the strategy will work as intended. Derivative instruments may not provide an effective hedge of the underlying securities or indexes because changes in the prices of derivative instruments may not track those of the securities or indexes that they are intended to hedge. The Portfolio’s performance could be worse than if the Portfolio had not employed its risk management strategy. Use of derivative instruments could reduce, instead of enhance, the risk adjusted return of the Portfolio and may limit the Portfolio’s participation in market gains. The use of the managed risk strategy could cause the Portfolio to underperform as compared to the underlying funds and other mutual funds with similar investment objectives.

AVIP Constellation Dynamic Risk Balanced Portfolio | Futures Risk

Futures Risk — The Portfolio’s use of futures involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include: (i) leverage risk; (ii) risk of mispricing or improper valuation; and (iii) risk that changes in the value of the futures contract may not correlate perfectly with the underlying index. Investments in futures involve leverage, which means a small percentage of assets invested in futures can have a disproportionately large impact on the Portfolio. This risk could cause the Portfolio to lose more than the principal amount invested. Additionally, changes in the value of futures contracts may not track or correlate perfectly with the underlying index because of temporary, or even long-term, supply and demand imbalances and because futures do not pay dividends unlike the stocks upon which they are based.

AVIP Constellation Dynamic Risk Balanced Portfolio | Options Risk

Options Risk — Risks specific to investments in call options include limited gains and lack of liquidity. As the buyer of a call option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not rise above the option strike price. As a seller of a call option, the Portfolio receives a premium, but if the underlying security or index rises above the option strike price, the Portfolio’s upside performance is limited. As the buyer of a put option, the Portfolio risks losing the entire premium invested in the option if the underlying equity or index does not fall below the option strike price. As a seller of a put option, the Portfolio receives a premium, but if the underlying security or index falls below the option strike price, the Portfolio’s performance will be negatively affected. Losses on the sale of a put option are unlimited.

There may not be a liquid market for options. Lack of liquidity may prevent the Portfolio from closing out an option position, written or purchased, at an opportune time or price. Because the Portfolio will generally hold the equities underlying a call option or exposure to the index underlying the option, the Portfolio may be less likely to sell the stocks it is holding to take advantage of new investment opportunities.

AVIP Constellation Dynamic Risk Balanced Portfolio | Swap Risk

Swap Risk — Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Portfolio's losses.

AVIP Constellation Dynamic Risk Balanced Portfolio | CDX Tranche Risk

CDX Tranche Risk —The equity tranche, the riskiest tranche of a CDX, has exposure to the first losses experienced by the basket of issuers of debt instruments to which the CDX provides exposure. The mezzanine and senior CDX tranches are higher in the capital structure but may also be exposed to losses in value. Investment in a CDX is subject to liquidity risk, credit risk and counterparty risk. CDX tranches may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and exhaustion of subordinate tranches, market anticipation of defaults and investor aversion to CDX securities as a class.

AVIP Constellation Dynamic Risk Balanced Portfolio | High Portfolio Turnover Risk

High Portfolio Turnover Risk — Portfolios with high portfolio turnover rates will incur higher transactions expenses, thereby decreasing overall return. In addition, there is a possibility that a portfolio with a high turnover rate will sell some securities before their market values reach full potential.

AVIP Constellation Dynamic Risk Balanced Portfolio | Conflicts of Interest Risk

Conflicts of Interest Risk — Although the Portfolio follows a strategy intended to enhance the risk adjusted return of the Portfolio, which the Adviser believes is consistent with the interests of shareholders, aspects of the risk management strategy of the Portfolio attempting to limit the downside exposure and reduce the volatility of the Portfolio may be deemed to present a conflict of interest for the Adviser and ALIC (with its affiliates, “AuguStar Life”). Shares of the Portfolio are offered only to the separate accounts of AuguStar Life, which use Portfolio shares as an underlying investment for variable annuity and variable life insurance contracts. AuguStar Life has financial obligations to holders of variable contracts arising from guarantee obligations under the variable contracts and certain optional benefit riders. Limiting downside exposure and reducing volatility of the Portfolio have the effect of mitigating the financial risks to which AuguStar Life is subjected by providing these guaranteed benefits. If the strategy is successful in limiting downside exposure and reducing volatility, AuguStar Life expects to benefit from a reduction of the risks arising from its guarantee obligations, to reduce its costs to purchase hedge investments to manage the risks of its guarantee obligations, and to reduce its regulatory capital requirements associated with its guarantee obligations. As a result, AuguStar Life’s interest in managing risks within the Portfolio may at times conflict with the interests of contract owners having guaranteed benefits, who may be prevented from achieving higher returns due to the Portfolio’s use of risk management techniques.

AVIP Constellation Dynamic Risk Balanced Portfolio | Leverage Risk

Leverage Risk — Leverage risk is created when an investment (such as a derivative transaction) exposes the Portfolio to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Portfolio’s risk of loss and potential for gain.

AVIP Constellation Dynamic Risk Balanced Portfolio | Liquidity Risk

Liquidity Risk — The Portfolio may not be able to sell some or all of its securities at desired prices or may be unable to sell the securities at all, particularly during times of market turmoil. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. The Portfolio may not be able to sell a restricted or illiquid security at a favorable time or price, thereby decreasing the Portfolio’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Portfolio is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Portfolio may be forced to sell at a loss.

AVIP Constellation Dynamic Risk Balanced Portfolio | Issuer Risk

Issuer Risk — The value of a security may decline for reasons related to the issuer, such as earnings stability, overall financial soundness, management performance and reduced demand for the issuer’s goods or services.

AVIP Constellation Dynamic Risk Balanced Portfolio | Lower-Rated Debt Securities Risk

Lower-Rated Debt Securities Risk — Bonds rated below investment grade, which is defined as BB or lower (also called “junk bonds”), are subject to greater levels of interest rate, credit and liquidity risks. They are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

AVIP Constellation Dynamic Risk Balanced Portfolio | Government Securities Risk

Government Securities Risk — Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. government. Some obligations are backed only by the credit of the issuing agency or instrumentality, and, in some cases, there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security the Portfolio holds does not apply to the market value of the security or to shares of the Portfolio. A security backed by the U.S. Treasury or the full faith and credit of the U.S. government is guaranteed only as to the timely payment of interest and principal when held to maturity. The risks associated with an investment in Credit Risk Transfer securities (“CRTs”) differ from the risks associated with an investment in mortgage- backed securities issued by Government Sponsored Enterprises (“GSEs”) because, in CRTs, some or all of the credit risk associated with the underlying mortgage loans is transferred to the end-investor.

AVIP Constellation Dynamic Risk Balanced Portfolio | Mortgage-Backed Securities Risk

Mortgage-Backed Securities Risk — Mortgage-backed securities tend to be more sensitive to changes in interest rates than other types of securities. Investments in mortgage-backed securities are subject to both extension risk, where borrowers extend the duration of their mortgages in times of rising interest rates, and prepayment risk, where borrowers pay off their mortgages sooner than expected in times of declining interest rates. These risks may reduce the Portfolio’s returns. In addition, investments in mortgage-backed securities, including those comprised of subprime mortgages, may be subject to a higher degree of credit risk, valuation risk, and liquidity risk than various other types of fixed-income securities.

AVIP Constellation Dynamic Risk Balanced Portfolio | Asset-Backed Securities Risk

Asset-Backed Securities Risk — These types of securities are subject to the risks affecting fixed income securities generally and may be particularly volatile. In addition, the value of these securities will be influenced by factors affecting markets from which the collateral is drawn. Some of these securities may receive little or no collateral protection from the underlying assets. The impairment of the value of assets underlying an asset-backed security, such as a result of non- payment of loans or non-performance of other collateral or underlying assets, may result in a reduction in the value of such asset-backed securities and losses to the Portfolio. In addition, the structure of some of these securities is complex and there may be less available information than for other types of securities.

AVIP Constellation Dynamic Risk Balanced Portfolio | Call or Prepayment Risk

Call or Prepayment Risk — During periods of falling interest rates, a bond issuer may “call” or repay its high-yielding bond before the bond’s maturity date. If forced to invest the unanticipated proceeds at lower interest rates, the Portfolio would experience a decline in income. The ability of an issuer of a debt security to repay principal prior to a security’s maturity can cause greater price volatility if interest rates change.